UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4612

Name of Fund:  Merrill Lynch EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch EuroFund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


Merrill Lynch EuroFund


Schedule of Investments as of January 31, 2006                                                                  (in U.S. dollars)
                                                      Shares
Country              Industry                           Held   Common Stocks                                            Value
Belgium - 1.4%       Diversified Telecommunication   289,092   Belgacom SA                                         $    8,898,972
                     Services - 1.1%

                     Leisure Equipment &             112,889   AGFA-Gevaert NV                                          1,946,551
                     Products - 0.3%

                                                               Total Common Stocks in Belgium                          10,845,523


Finland - 3.1%       Electric Utilities - 3.1%     1,096,252   Fortum Oyj                                              24,480,370

                                                               Total Common Stocks in Finland                          24,480,370


France - 16.6%       Automobiles - 3.1%              211,748   Peugeot SA                                              12,565,724
                                                     128,607   Renault SA                                              12,134,209
                                                                                                                   --------------
                                                                                                                       24,699,933

                     Commercial Banks - 6.0%         307,646   BNP Paribas                                             27,420,362
                                                     583,007   Credit Agricole SA                                      20,565,807
                                                                                                                   --------------
                                                                                                                       47,986,169

                     Construction &                  122,860   Vinci SA                                                11,420,406
                     Engineering - 1.4%

                     Food & Staples                  282,190   Carrefour SA                                            13,315,892
                     Retailing - 1.7%

                     Oil, Gas & Consumable           127,960   Total SA                                                35,302,739
                     Fuels - 4.4%

                                                               Total Common Stocks in France                          132,725,139


Germany - 20.2%      Air Freight &                   709,099   Deutsche Post AG                                        19,967,950
                     Logistics - 2.5%

                     Commercial Banks - 1.7%         197,472   Deutsche Postbank AG                                    13,162,082

                     Construction &                  196,092   Hochtief AG                                             10,291,306
                     Engineering - 1.3%

                     Diversified Financial            84,265   Deutsche Boerse AG                                      10,651,820
                     Services - 1.3%

                     Diversified Telecommunication   915,089   Deutsche Telekom AG                                     14,478,834
                     Services - 1.8%

                     Electric Utilities - 3.3%       233,089   E.ON AG                                                 26,019,856

                     Industrial                      289,066   Siemens AG                                              26,347,015
                     Conglomerates - 3.3%

                     Insurance - 1.4%                 67,491   Allianz AG Registered Shares                            10,871,237

                     Metals & Mining - 1.5%          477,629   ThyssenKrupp AG                                         12,214,473

                     Multi-Utilities - 2.1%          201,747   RWE AG                                                  16,614,630

                                                               Total Common Stocks in Germany                         160,619,203


Hungary - 1.3%       Oil, Gas & Consumable           102,595   Mol Magyar Olaj-es Gazipari Rt.                         10,657,466
                     Fuels - 1.3%

                                                               Total Common Stocks in Hungary                          10,657,466


Italy - 10.6%        Commercial Banks - 4.6%       1,986,778   Capitalia SpA                                           12,817,845
                                                   3,296,473   UniCredito Italiano SpA                                 23,517,072
                                                                                                                   --------------
                                                                                                                       36,334,917

                     Electric Utilities - 2.3%     2,191,802   Enel SpA                                                18,537,377

                     Oil, Gas & Consumable           968,619   ENI SpA                                                 29,263,698
                     Fuels - 3.7%

                                                               Total Common Stocks in Italy                            84,135,992


Netherlands - 4.5%   Diversified Financial           621,920   ING Groep NV CVA                                        22,180,142
                     Services - 2.8%

                     Food & Staples                1,303,552   Koninklijke Ahold NV (a)                                10,051,432
                     Retailing - 1.7%                439,668   Koninklijke Ahold NV (a)(b)                              3,403,030
                                                                                                                   --------------
                                                                                                                       13,454,462

                                                               Total Common Stocks in the Netherlands                  35,634,604


Norway - 3.6%        Commercial Banks - 1.6%       1,138,196   DNB NOR ASA                                             12,736,755

                     Oil, Gas & Consumable           592,201   Statoil ASA (a)(e)                                      16,278,178
                     Fuels - 2.0%

                                                               Total Common Stocks in Norway                           29,014,933


Spain - 1.9%         Commercial Banks - 1.9%         738,679   Banco Bilbao Vizcaya Argentaria SA                      14,907,768

                                                               Total Common Stocks in Spain                            14,907,768


Sweden - 2.0%        Diversified Financial           896,371   Investor AB (e)                                         15,655,388
                     Services - 2.0%


                                                               Total Common Stocks in Sweden                           15,655,388


Switzerland - 6.7%   Capital Markets - 4.3%          590,367   Credit Suisse Group                                     34,400,825

                     Insurance - 2.4%                 88,601   Zurich Financial Services AG (a)                        19,364,827

                                                               Total Common Stocks in Switzerland                      53,765,652


United               Aerospace & Defense - 1.9%    2,100,216   BAE Systems Plc                                         15,566,004
Kingdom - 28.4%
                     Commercial Banks - 11.2%      2,439,506   Barclays Plc                                            26,058,744
                                                   1,761,146   HBOS Plc                                                30,942,054
                                                   2,299,000   HSBC Holdings Plc                                          715,079
                                                   1,013,957   Royal Bank of Scotland Group Plc                        31,357,823
                                                                                                                   --------------
                                                                                                                       89,073,700

                     Food & Staples                  801,618   Boots Group Plc                                          9,061,533
                     Retailing - 1.1%

                     Food Products - 1.2%            946,965   Cadbury Schweppes Plc                                    9,290,736

                     Insurance - 4.8%              1,455,623   Aviva Plc                                               18,640,592
                                                   1,923,779   Prudential Plc                                          19,489,789
                                                                                                                   --------------
                                                                                                                       38,130,381

                     Oil, Gas & Consumable         1,679,922   BP Plc                                                  20,184,264
                     Fuels - 2.5%

                     Pharmaceuticals - 0.5%          153,864   GlaxoSmithKline Plc                                      3,932,538

                     Specialty Retail - 1.3%       2,270,636   Kesa Electricals Plc                                    10,049,017

                     Transportation                1,191,344   BAA Plc                                                 13,234,097
                     Infrastructure - 1.7%

                     Wireless Telecommunication    8,555,648   Vodafone Group Plc                                      17,943,701
                     Services - 2.2%

                                                               Total Common Stocks in the United Kingdom              226,465,971

                                                               Total Common Stocks
                                                               (Cost - $587,140,472) - 100.3%                         798,908,009


                                                 Beneficial
                                                    Interest   Short-Term Securities
                                              $    3,638,420   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I (c)                                  3,638,420
                                                   6,025,455   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series (c)(d)                               6,025,455

                                                               Total Short-Term Securities
                                                               (Cost - $9,663,875) - 1.2%                               9,663,875

                                                               Total Investments (Cost - $596,804,347*) - 101.5%      808,571,884
                                                               Liabilities in Excess of Other Assets - (1.5%)        (11,609,906)
                                                                                                                   --------------
                                                               Net Assets - 100.0%                                 $  796,961,978
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   605,110,597
                                                    ===============
    Gross unrealized appreciation                   $   210,179,551
    Gross unrealized depreciation                       (6,718,264)
                                                    ---------------
    Net unrealized appreciation                     $   203,461,287
                                                    ===============


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $      29,982       $39,285
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $ (2,125,432)       $ 7,460


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Restricted securities as to resale, representing 0.4% of net assets were as follows:

                               Acquisition
    Issue                          Date            Cost           Value

    Koninklijke Ahold NV*       12/11/2003      $2,612,154      $3,403,030

    * Depositary receipts.


o   For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts purchased as of January 31, 2006 were as follows:

    Foreign Currency                    Settlement              Unrealized
    Purchased                              Date               Appreciation

    EUR     17,854,908                February 2006           $     72,074
    GBP        349,465                February 2006                  1,457
                                                              ------------
    Total Unrealized Appreciation on
    Forward Foreign Exchange Contracts -
    Net (USD Commitment - $22,230,776)                        $     73,531
                                                              ============


o Forward foreign exchange contracts sold as of January 31, 2006 were as follows:


    Foreign Currency                    Settlement              Unrealized
    Sold                                   Date               Depreciation

    EUR   6,557,065                   February 2006           $    (4,506)
    GBP   2,419,687                   February 2006                (1,327)
    NOK  31,475,948                   February 2006                (7,542)
                                                              ------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts -
    Net (USD Commitment - $16,989,616)                        $   (13,375)
                                                              ============



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch EuroFund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch EuroFund, Inc.


Date:  March 20, 2006